SCHEDULE OF COMMON STOCK (Details) (Parenthetical) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Redemption of shares		7,594
Shares issued	18,000
Cash		$ 2,000,000
DMAQ Class A Shares [Member]
Restructuring Cost and Reserve [Line Items]
Additional shares, redeemed		19
New TruGolf Class A Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued		4,255
IPO [Member] | New TruGolf Class A Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued		2,024
DMAQ Insiders [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		406,500
DMAQ Insiders [Member] | Private Placement [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		406,500
DMAQ Insiders [Member] | Private Rights [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		406,500
I Bankers [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		113,000
I Bankers [Member] | Private Placement [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		113,000
I Bankers [Member] | Private Rights [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		113,000
DMAQ Class A Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		519,500
DMAQ Class A Common Stock [Member] | Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		3,162,500
DMAQ Class A Common Stock [Member] | Private Rights [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		519,500
New Tru Golf Common Stock [Member] | Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Conversion of Stock, Shares Issued		63,250
New Tru Golf Common Stock [Member] | Private Rights [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		11,429
Shares issued		25,300
New Tru Golf Common Stock [Member] | Public Rights [Member]
Restructuring Cost and Reserve [Line Items]
Conversion of Stock, Shares Issued		12,650,000
DMAQ Class A Shares [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		378,744
DMAQ Public Stockholders [Member] | Common Stock Subject to Mandatory Redemption [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		11,495